IFRS 7 - Disclosure - Credit Risk - Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,022,941	$ 994,544
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,937	119,821
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,179	58,300
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,137	31,827
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,298	870
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,030	5,765
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,042	9,189
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	28,686	$ 105,951
0% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,053
0% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,053
1–20% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,989
1–20% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	821
1–20% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,225
1–20% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	740
1–20% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,203
21–50% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,257
21–50% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	333
21–50% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21
21–50% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,903
51–75% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,002
51–75% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11
51–75% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	295
51–75% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,696
76–100% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,834
76–100% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,857
76–100% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	862
76–100% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12
76–100% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87
76–100% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16
101–150% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	551
101–150% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	311
101–150% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	68
101–150% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40
101–150% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5
101–150% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 127